Basis of presentation	12 Months Ended
Dec. 31, 2023
Basis of presentation
Basis of presentation

2.   Basis of presentation

2.1.  Statement of compliance

These consolidated financial statements are prepared in accordance with the IFRS Accounting Standards, as issued by the International Accounting Standards Board (IASB)”.

These consolidated financial statements were authorized for issue by the Group’s Board of Directors on April 25, 2024.

2.2.  Going concern

The financial position of the Group, its cash flows and liquidity position are described in the consolidated financials statements and notes to these consolidated financial statements. In addition, Note 29 includes the Group’s policies for managing its liquidity risk.

Year 2022 was the first year over the past decade when the worldwide gaming revenue decreased year-over-year. In 2023, the worldwide gaming market remained at the depressed levels of 2022, with revenues in 2023 increasing only marginally compared to 2022. Correlating with the general negative development in the gaming market, during 2022, the Company’s Bookings declined by 20% compared to 2021, with the significant reduction in the Company’s marketing budget in 2022 contributing to that decline. In 2023, the Company’s Bookings continued to exhibit a downward trend, decreasing by 6% compared to 2022. Further, Company’s core game offering, Hero Wars, continued to generate a substantial portion of its revenue however there can be no assurance as to the continued success of Hero Wars. However, in the year 2023 the Company has limited its reliance on Hero Wars game with revenue generated from this game accounting for 90% of its revenues as compared to 96% in the prior year. In addition, the Company has a loyal base of core players, which supports its ability to sustain a level of revenue adequate to continue its operation. In the year ended December 31, 2023, players from previous periods accounted for approximately 72% of the Company’s bookings for the core product, Hero Wars.

As at December 31, 2023, the Company had a working capital deficit of approximately US$ 88.9 million and a net deficit of approximately US$ 99.8 million. Excluding the current portion of deferred revenue which will not require a cash outflow the Company has a working capital surplus of US$ 145.3 million. Despite the uncertainties related to the current economic volatility and taking into account significant positive cash inflows from operating activities, management’s assessment of revenue trends and principal risks and uncertainties, management has a reasonable expectation that the Group has adequate resources to continue in operational existence for the foreseeable future, which is at least 12 months from the date of approval of the financial statements, as it expects that current loyal player basis together with the investments in the acquisition of new players will lead to further future inflows. At the same time the Group has significant balance of cash available as well as highly liquid investments for future spending which could cover approximately two times its annual fixed expenses (i.e. expenses excluding marketing and investments) even in the most adverse scenario of no bookings and revenue. Accordingly, the management is satisfied that the consolidated financial statements should be prepared on a going concern basis. Management believes that there is no material uncertainty that may cast significant doubt regarding the Company’s or the Group’s ability to continue as a going concern, please refer to Notes 29 for further details.

2.3.  Basis of presentation

These consolidated financial statements have been prepared based on historical cost basis unless disclosed otherwise and are presented in United States Dollars ($) which is also the functional currency of GDEV Inc. and Nexters Global Ltd. All amounts are presented in thousands, rounded to the nearest thousand unless indicated otherwise.

2.4.  Basis of consolidation

The Group controls the entity when it is exposed, or has rights, to variable returns from its involvement with the investee and has the ability to affect those returns through its power over the investee.

Specifically, the Group controls an investee if and only if the Group has:

●	Power over the investee (i.e. existing rights that give it the current ability to direct the relevant activities of the investee),
●	Exposure, or rights, to variable returns from its involvement with the investee, and
●	The ability to use its power over the investee to affect its returns.

When the Group has less than a majority of the voting or similar rights of an investee, where control is exercised through voting rights, the Group considers all relevant facts and circumstances in assessing whether it has power over an investee, including:

●	The contractual arrangement with the other vote holders of the investee,
●	Rights arising from other contractual arrangements,
●	The Group’s voting rights and potential voting rights.

The Group re-assesses whether or not it controls an investee if facts and circumstances indicate that there are changes to one or more of the three elements of control. Consolidation of an investee begins when the Group obtains control over the investee and ceases when the Group loses control over the investee. Assets, liabilities, income and expenses of an investee acquired or disposed of during the year are included in the consolidated statement of profit or loss and other comprehensive income from the date the Group gains control until the date the Group ceases to control the investee. The financial statements of the investees are prepared for the same reporting period as the parent company, using consistent accounting policies.

All intra-group balances, income, expenses and unrealized gains and losses resulting from intra-group transactions are eliminated in full.

2.5.  Changes in accounting policies

During 2023 the Group applied a number of accounting standards effective from January 1, 2023 for the first time, but they do not have a material impact on the Group’s consolidated financial statements.

Standards and interpretations effective for the year ended December 31, 2023

Disclosure of Accounting Policies (Amendments to IAS 1 and IFRS Practice Statement 2).

The amendments to IAS 1 and IFRS Practice Statement 2 Making Materiality Judgements provide guidance and examples to help entities apply materiality judgements to accounting policy disclosures. The amendments aim to help entities provide accounting policy disclosures that are more useful by replacing the requirement for entities to disclose their ‘significant’ accounting policies with a requirement to disclose their ‘material’ accounting policies and adding guidance on how entities apply the concept of materiality in making decisions about accounting policy disclosures. The amendments neither have had an impact on the Group’s disclosures of accounting policies nor on the measurement, recognition or presentation of any items in the Group’s financial statements.

Definition of Accounting Estimates (Amendments to IAS 8)

Definition of Accounting Estimates - Amendments to IAS 8 clarify the distinction between changes in accounting estimates, changes in accounting policies and the correction of errors. They also clarify how entities use measurement techniques and inputs to develop accounting estimates. The amendments had no impact on the Group’s consolidated financial statements.

Deferred Tax related to Assets and Liabilities arising from a Single Transaction (Amendments to IAS 12)

The amendments to IAS 12 Income Tax narrow the scope of the initial recognition exception, so that it no longer applies to transactions that give rise to equal taxable and deductible temporary differences such as leases and decommissioning liabilities. The amendments had no impact on the Group’s consolidated financial statements.

A number of new standards are effective for annual periods beginning after January 1, 2023 and earlier application is permitted; however, the Group has not earlier adopted the new or amended standards in preparing these consolidated financial statements.

The following amended standards and interpretations are not expected to have a significant impact on the Group’s financial statements.

Standards issued but not yet effective:

Amendments to IFRS 16: Lease Liability in a Sale and Leaseback

In September 2022, the IASB issued amendments to IFRS 16 to specify the requirements that a seller-lessee uses in measuring the lease liability arising in a sale and leaseback transaction, to ensure the seller-lessee does not recognise any amount of the gain or loss that relates to the right of use it retains. The amendments are effective for annual reporting periods beginning on or after 1 January 2024 and must applied retrospectively to sale and leaseback transactions entered into after the date of initial application of IFRS 16. Earlier application is permitted and that fact must be disclosed. The amendments are not expected to have a material impact on the Group’s financial statements.

Classification of liabilities as current or non-current (Amendments to IAS 1)

In January 2020 and October 2022, the IASB issued amendments to paragraphs 69 to 76 of IAS 1 to specify the requirements for classifying liabilities as current or non-current. The amendments clarify:

●	What is meant by a right to defer settlement,
●	That a right to defer must exist at the end of the reporting period,
●	That classification is unaffected by the likelihood that an entity will exercise its deferral right,
●	That only if an embedded derivative in a convertible liability is itself an equity instrument would the terms of a liability not impact its classification.

In addition, a requirement has been introduced to require disclosure when a liability arising from a loan agreement is classified as non-current and the entity’s right to defer settlement is contingent on compliance with future covenants within twelve months. The amendments are effective for annual reporting periods beginning on or after 1 January 2024 and must be applied retrospectively. The Group is currently assessing the impact the amendments have on its financial statements.

Supplier Finance Arrangements (Amendments to IAS 7 and IFRS 7)

In May 2023, the IASB issued amendments to IAS 7 Statement of Cash Flows and IFRS 7 Financial Instruments: Disclosures to clarify the characteristics of supplier finance arrangements and require additional disclosure of such arrangements. The disclosure requirements in the amendments are intended to assist users of financial statements in understanding the effects of supplier finance arrangements on an entity’s liabilities, cash flows and exposure to liquidity risk. The amendments will be effective for annual reporting periods beginning on or after 1 January 2024. Early adoption is permitted, but will need to be disclosed. The amendments are not expected to have a material impact on the Group’s financial statements.